Provisions for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provision for ECL on loans and credit commitments - AUD ($)
$ in Millions
	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Provisions for expected credit losses
Balance at the beginning of the year	$ 5,084	$ 5,121	$ 4,930
Business activity during the year	(162)	(239)	(79)
Net remeasurement of provision for ECL	529	515	529
Write-offs	(364)	(343)	(277)
Exchange rate and other adjustments	(25)	30	18
Balance at the end of the year	5,062	5,084	5,121
Performing - Stage 1
Provisions for expected credit losses
Balance at the beginning of the year	761	712	706
Transfers to Stage 1	684	654	568
Transfers to Stage 2	(97)	(143)	(172)
Transfers to Stage 3	(2)	(1)	(2)
Business activity during the year	152	163	140
Net remeasurement of provision for ECL	(627)	(623)	(526)
Exchange rate and other adjustments	2	(1)	(2)
Balance at the end of the year	873	761	712
Performing - Stage 2
Provisions for expected credit losses
Balance at the beginning of the year	2,594	2,713	2,808
Transfers to Stage 1	(641)	(635)	(530)
Transfers to Stage 2	419	429	393
Transfers to Stage 3	(310)	(296)	(312)
Business activity during the year	(181)	(188)	(140)
Net remeasurement of provision for ECL	566	572	498
Exchange rate and other adjustments	(37)	(1)	(4)
Balance at the end of the year	2,410	2,594	2,713
Non-performing - Stage 3
Provisions for expected credit losses
Balance at the beginning of the year	1,729	1,696	1,416
Transfers to Stage 1	(43)	(19)	(38)
Transfers to Stage 2	(322)	(286)	(221)
Transfers to Stage 3	312	297	314
Business activity during the year	(133)	(214)	(79)
Net remeasurement of provision for ECL	590	566	557
Write-offs	(364)	(343)	(277)
Exchange rate and other adjustments	10	32	24
Balance at the end of the year	$ 1,779	$ 1,729	$ 1,696